Stock-Based Compensation (Details) - Schedule of Exercise Prices and Exercise Periods, Giving Retroactive Effect of Combination	6 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares ¥ / shares shares	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2023 ¥ / shares	Mar. 31, 2021 ¥ / shares
Schedule Of Exercise Prices And Exercise Periods Giving Retroactive Effect Of Combination Abstract
Number of share options, At the opening	3,253,565	3,253,565	3,253,565	3,253,565
Average exercise price per share option, At the opening (in Dollars per share) | (per share)		$ 29.3156	$ 29.3156	¥ 29.3156	¥ 32.402	¥ 29.3156
Number of share options, Granted during the period
Average exercise price per share option, Granted during the period (in Dollars per share) | (per share)
Number of share options, Forfeited during the period
Average exercise price per share option, Forfeited during the period (in Dollars per share) | (per share)
Number of share options, Exercised during the period
Average exercise price per share option, Exercised during the period (in Dollars per share) | (per share)
Number of share options, Expired during the period
Average exercise price per share option, Expired during the period (in Dollars per share) | (per share)
Number of share options, At the ending	3,253,565	3,253,565	3,253,565	3,253,565
Average exercise price per share option, At the ending	32 years 4 months 25 days	32 years 4 months 25 days	32 years 4 months 25 days		32 years 4 months 25 days